Dividends - Summary of dividends per share (Detail)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 £ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 £ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 £ / shares	Dec. 31, 2021 $ / shares
Rio Tinto plc
Disclosure of Dividends [Line Items]
Dividends per share: paid during the year (in usd per share) | (per share)	$ 4.020	£ 3.231		$ 7.460	£ 5.739		$ 9.630	£ 6.928
Rio Tinto Limited
Disclosure of Dividends [Line Items]
Dividends per share: paid during the year (in usd per share)			$ 5.874			$ 10.465			$ 12.771
Final Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	2.580			2.250			4.170
Final Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share) | (per share)	$ 2.250	£ 1.854		$ 4.170	£ 3.067		$ 3.090	£ 2.219
Final Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share)			$ 3.265			$ 5.770			$ 3.975
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Special Dividends
Disclosure of Dividends [Line Items]
Final dividends per share: proposed in the announcement of the results for the year (in usd per share)	$ 0			$ 0			$ 0.620
Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share) | (per share)	$ 0	£ 0		$ 0.620	£ 0.456		$ 0.930	£ 0.668
Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share)			$ 0			$ 0.858			$ 1.196
Franked final dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Interim Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Interim dividends per share paid in the year (in currency per share) | (per share)	$ 1.770	£ 1.377		$ 2.670	£ 2.216		$ 3.760	£ 2.708
Interim Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Interim dividends per share paid in the year (in currency per share)			$ 2.609			$ 3.837			$ 5.094
Franked interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Interim Special Dividends | Rio Tinto plc
Disclosure of Dividends [Line Items]
Interim dividends per share paid in the year (in currency per share) | (per share)	$ 0	£ 0		$ 0	£ 0		$ 1.850	£ 1.333
Interim Special Dividends | Rio Tinto Limited
Disclosure of Dividends [Line Items]
Interim dividends per share paid in the year (in currency per share)			$ 0			$ 0			$ 2.506
Franked interim dividend percentage	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%